Calvert
Growth Allocation Fund
June 30, 2026
Schedule of Investments (Unaudited)

Mutual Funds — 98.4%(1)

Security	Shares	Value
Equity Funds — 89.6%
Calvert Impact Fund, Inc.:
Calvert Small/Mid-Cap Fund, Class I	113,378	$ 3,022,655
Calvert Small-Cap Fund, Class R6	241,565	8,157,637
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	1,305,398	59,382,551
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,328,487	83,668,144
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	1,068,072	88,457,737
Calvert US Large-Cap Value Responsible Index Fund, Class R6	852,410	35,144,848
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	96,874	5,027,749
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	305,683	22,956,837
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,192,173	23,271,215
Calvert Emerging Markets Equity Fund, Class R6	317,952	9,602,157
Calvert International Equity Fund, Class R6	402,523	11,954,926
Calvert International Opportunities Fund, Class R6	1,249	23,392
		$350,669,848
Income Funds — 8.8%
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	1,294,347	$18,858,636
The Calvert Fund:
Calvert Core Bond Fund, Class I	623,656	9,797,636
Calvert High Yield Bond Fund, Class R6	81,088	1,981,789
Calvert Mortgage Access Fund, Class I	381,591	3,712,888
		$34,350,949
Total Mutual Funds (identified cost $260,454,274)		$385,020,797

Short-Term Investments — 1.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(2)	6,469,630	$ 6,469,630
Total Short-Term Investments (identified cost $6,469,630)		$ 6,469,630
Total Investments — 100.1% (identified cost $266,923,904)		$391,490,427

Other Assets, Less Liabilities — (0.1)%	$ (253,903)
Net Assets — 100.0%	$391,236,524

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.

Calvert
Growth Allocation Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $391,490,427, which represents 100.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$12,609,922	$ 6,432,429	$ —	$ —	$ (183,715)	$ 18,858,636	$ 461,934	$ —	1,294,347
Core Bond Fund, Class I	10,793,125	2,045,170	(2,827,942)	(57,118)	(155,599)	9,797,636	386,585	—	623,656
Emerging Markets Advancement Fund, Class I	19,537,746	631,009	(2,648,165)	743,105	5,007,520	23,271,215	631,009	—	1,192,173
Emerging Markets Equity Fund, Class R6	9,360,020	229,951	(3,173,197)	1,107,554	2,077,829	9,602,157	229,951	—	317,952
Equity Fund, Class R6	28,639,705	4,521,277	(3,305,514)	(529,945)	(6,368,686)	22,956,837	109,284	4,411,993	305,683
Floating-Rate Advantage Fund, Class R6	1,684,904	58,748	(1,696,557)	160,778	(207,873)	—	61,831	—	—
Focused Value Fund, Class R6	22,951,979	1,317,211	(24,421,973)	4,230,795	(4,078,012)	—	273,514	1,043,697	—
High Yield Bond Fund, Class R6	3,579,969	194,090	(1,757,826)	1,598	(36,042)	1,981,789	101,761	—	81,088
International Equity Fund, Class R6	25,780,065	1,447,306	(17,645,470)	5,752,750	(3,379,725)	11,954,926	336,713	1,110,592	402,523
International Opportunities Fund, Class R6	14,324,789	279,559	(14,323,852)	1,816,212	(2,073,316)	23,392	279,560	—	1,249
International Responsible Index Fund, Class R6	36,949,599	18,404,719	(4,651,670)	746,765	7,933,138	59,382,551	1,310,658	—	1,305,398
Liquidity Fund, Institutional Class(1)	3,931,786	23,033,822	(20,495,978)	—	—	6,469,630	54,736	—	6,469,630
Mortgage Access Fund, Class I	3,615,468	169,214	—	—	(71,794)	3,712,888	169,215	—	381,591
Small/Mid-Cap Fund, Class I	3,442,624	136,586	(593,274)	(31,838)	68,557	3,022,655	5,527	131,059	113,378
Small-Cap Fund, Class R6	10,233,086	1,157,665	(2,601,774)	(549,064)	(82,276)	8,157,637	41,954	1,115,711	241,565
US Large-Cap Core Responsible Index Fund, Class R6	84,175,217	4,504,324	(12,587,827)	66,221	7,510,209	83,668,144	806,833	3,697,492	1,328,487

Calvert
Growth Allocation Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
US Large-Cap Growth Responsible Index Fund, Class R6	$ 36,687,186	$49,578,957	$ (5,365,811)	$ 132,684	$ 7,424,721	$ 88,457,737	$ 194,472	$ 946,066	1,068,072
US Large-Cap Value Responsible Index Fund, Class R6	31,264,691	2,754,142	(3,652,465)	365,886	4,412,594	35,144,848	663,082	2,091,060	852,410
US Mid-Cap Core Responsible Index Fund, Class R6	7,329,203	330,977	(3,346,799)	857,771	(143,403)	5,027,749	100,052	230,924	96,874
Total				$14,814,154	$17,654,127	$391,490,427	$6,218,671	$14,778,594

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$385,020,797	$ —	$ —	$385,020,797
Short-Term Investments	6,469,630	—	—	6,469,630
Total Investments	$391,490,427	$ —	$ —	$391,490,427
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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